LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2013
LONG-TERM DEBT
Long-term Debt
Long-term debt as at June 30, 2013 and December 31, 2012 consists of the follows:

	June 30, 2013	December 31, 2012
Description	Total	Total
Piraeus Bank A.E. (as the successor of Cyprus Popular Bank Public Co. Ltd. (formerly, Marfin Egnatia Bank S.A.) (“Piraeus Bank (CPB loan)”) Credit Facility	$32,525	$32,525
Portigon AG (ex West LB Bank) Credit Facility	25,250	25,250
Piraeus Bank Credit Facilities	-	17,964
Mojave Finance Inc	3,000	3,000
Ending Balance	$60,775	$78,739

Interest and Finance Expense
The amounts shown as interest and finance expense in the statements of operations and comprehensive loss are analyzed as follows:

	Six months ended	Six months ended
	June 30, 2013	June 30, 2012

Interest expense	$2,432	$6,796
Amortization of deferred charges	276	882
Amortization of the beneficial conversion feature, restated (Note 16)	6	5,194
Loss on settlement of payables	2,252	-
Other expenses	574	(187)

	$5,540	$12,685